Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of held to maturity securities at December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLMC Bond	$998,541	$—	$20,564	$977,977
Mortgage-Backed Securities (1)	22,639,472	78,281	446,330	22,271,423
Total Held To Maturity	$23,638,013	$78,281	$466,894	$23,249,400

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$2,000,000	$—	$2,984	$1,997,016
FHLMC Bonds	998,102	—	12,588	985,514
Mortgage-Backed Securities (1)	24,082,868	120,843	131,307	24,072,404
Total Held To Maturity	$27,080,970	$120,843	$146,879	$27,054,934
(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES
The Company’s held to maturity portfolio is recorded at amortized cost.  The Company has the ability and intent to hold these securities to maturity. At December 31, 2018, the Bank held an amortized cost and fair value of $13.3 million and $13.1 million, respectively, in GNMA mortgage-backed securities classified as held to maturity compared to an amortized cost and fair value of and $15.9 million, respectively, at December 31, 2017. The Company has not invested in any private label mortgage-backed securities classified as held to maturity.

At December 31, 2018, the amortized cost and fair value of mortgage-backed securities held to maturity that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $19.8 million and $19.4 million, respectively, compared to both an amortized cost and fair value of $22.3 million at December 31, 2017. The following tables show gross unrealized losses, fair value and length of time that individual held to maturity securities were in a continuous unrealized loss position at December 31, 2018 and 2017.

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLMC Bond	$—	$—	$977,977	$20,564	$977,977	$20,564
Mortgage-Backed Securities (1)	—	—	16,855,973	446,330	16,855,973	446,330
	$—	$—	$17,833,950	$466,894	$17,833,950	$466,894

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,997,016	$2,984	$—	$—	$1,997,016	$2,984
FHLMC Bonds	985,514	12,588	—	—	985,514	12,588
Mortgage-Backed Securities (1)	17,645,676	103,387	1,284,971	27,920	18,930,647	131,307
	$20,628,206	$118,959	$1,284,971	$27,920	$21,913,177	$146,879

(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES